Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 12,486,884	$ 9,507,004
Trade and other receivables	15,486,312	9,836,739
Current tax assets		1,551,140
Prepaid expenses and deposits	889,882	550,811
Inventories	423,445	300,760
Total current assets	29,286,523	21,746,454
Non-current assets:
Property and equipment	364,366	324,198
Intangible assets	163,092,606	133,667,311
Derivative asset		1,261,298
Deferred tax assets	5,707,383	6,539,621
Total non-current assets	169,164,355	141,792,428
Assets	198,450,878	163,538,882
Current liabilities:
Trade and other payables	5,661,844	3,229,685
Employee benefits	500,754	226,874
Current tax liabilities	577,553	2,067,671
Notes payable and bank indebtedness	1,101,468	5,791,787
Deferred consideration	906,956	773,134
Loan	435,000
Total current liabilities	9,183,575	12,089,151
Non-current liabilities:
Deferred consideration	2,226,737	3,133,694
Notes payable and bank indebtedness	60,228,851	38,138,774
Earn-out obligation	1,875,427	13,149,130
Deferred tax liabilities		101,846
Total non-current liabilities	64,331,015	54,523,444
Equity
Share capital	53,925,537	52,706,484
Contributed surplus	8,390,026	7,142,964
Accumulated other comprehensive income loss	(66,772)	(66,772)
Retained earnings	5,410,181	733,155
Total equity attributable to shareholders of the Company	67,658,972	60,515,831
Non-controlling interest	57,277,316	36,410,456
Equity	124,936,288	96,926,287
Total liabilities and equity	$ 198,450,878	$ 163,538,882